Income from operations - Employees per geographical location (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income from operations [Line Items]
Average number of employees	76,445	73,767	71,429
Continuing operations [member] | Country of domicile [member]
Income from operations [Line Items]
Average number of employees	11,142	11,146	11,252
Continuing operations [member] | Foreign countries [member]
Income from operations [Line Items]
Average number of employees	65,303	62,621	60,177